Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000030200
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	TLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$9,548	$10,000	$10,000	$10,000
11/30/2016	$9,850	$10,217	$10,309	$10,230
11/30/2017	$10,227	$10,546	$10,715	$10,595
11/30/2018	$10,021	$10,404	$10,569	$10,436
11/30/2019	$11,018	$11,527	$11,715	$11,512
11/30/2020	$11,951	$12,366	$12,577	$12,406
11/30/2021	$11,990	$12,224	$12,490	$12,321
11/30/2022	$10,520	$10,654	$10,897	$10,689
11/30/2023	$10,553	$10,780	$11,109	$10,848
11/30/2024	$11,254	$11,521	$11,946	$11,653
11/30/2025	$11,845	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	0.51%	(1.09)%	1.71%
Class A Shares without sales load	5.26%	(0.18)%	2.18%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000030202
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class C Shares
Trading Symbol	TLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,264	$10,217	$10,309	$10,230
11/30/2017	$10,602	$10,546	$10,715	$10,595
11/30/2018	$10,336	$10,404	$10,569	$10,436
11/30/2019	$11,307	$11,527	$11,715	$11,512
11/30/2020	$12,204	$12,366	$12,577	$12,406
11/30/2021	$12,182	$12,224	$12,490	$12,321
11/30/2022	$10,635	$10,654	$10,897	$10,689
11/30/2023	$10,605	$10,780	$11,109	$10,848
11/30/2024	$11,309	$11,521	$11,946	$11,653
11/30/2025	$11,903	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	3.73%	(0.67)%	1.76%
Class C Shares without sales load	4.73%	(0.67)%	1.76%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000030204
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,374	$10,217	$10,309	$10,230
11/30/2017	$10,829	$10,546	$10,715	$10,595
11/30/2018	$10,670	$10,404	$10,569	$10,436
11/30/2019	$11,796	$11,527	$11,715	$11,512
11/30/2020	$12,864	$12,366	$12,577	$12,406
11/30/2021	$12,988	$12,224	$12,490	$12,321
11/30/2022	$11,448	$10,654	$10,897	$10,689
11/30/2023	$11,548	$10,780	$11,109	$10,848
11/30/2024	$12,382	$11,521	$11,946	$11,653
11/30/2025	$13,105	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.83%	0.37%	2.74%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000030203
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R Shares
Trading Symbol	FTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,299	$10,217	$10,309	$10,230
11/30/2017	$10,674	$10,546	$10,715	$10,595
11/30/2018	$10,442	$10,404	$10,569	$10,436
11/30/2019	$11,462	$11,527	$11,715	$11,512
11/30/2020	$12,410	$12,366	$12,577	$12,406
11/30/2021	$12,427	$12,224	$12,490	$12,321
11/30/2022	$10,884	$10,654	$10,897	$10,689
11/30/2023	$10,888	$10,780	$11,109	$10,848
11/30/2024	$11,602	$11,521	$11,946	$11,653
11/30/2025	$12,190	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	5.06%	(0.36)%	2.00%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000157740
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,375	$10,217	$10,309	$10,230
11/30/2017	$10,821	$10,546	$10,715	$10,595
11/30/2018	$10,673	$10,404	$10,569	$10,436
11/30/2019	$11,800	$11,527	$11,715	$11,512
11/30/2020	$12,871	$12,366	$12,577	$12,406
11/30/2021	$12,985	$12,224	$12,490	$12,321
11/30/2022	$11,445	$10,654	$10,897	$10,689
11/30/2023	$11,545	$10,780	$11,109	$10,848
11/30/2024	$12,394	$11,521	$11,946	$11,653
11/30/2025	$13,105	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	5.73%	0.36%	2.74%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000030199
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

  Out-of-Index allocations to trade finance loans, emerging market bonds and high-yield bonds added to relative performance.

  Positioning for interest rates to rise or fall at various times over the performance period aided Fund relative performance.

  Security selection in mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

  An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

  Sub-optimal U.S. Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,343	$10,217	$10,309	$10,230
11/30/2017	$10,765	$10,546	$10,715	$10,595
11/30/2018	$10,575	$10,404	$10,569	$10,436
11/30/2019	$11,656	$11,527	$11,715	$11,512
11/30/2020	$12,674	$12,366	$12,577	$12,406
11/30/2021	$12,746	$12,224	$12,490	$12,321
11/30/2022	$11,211	$10,654	$10,897	$10,689
11/30/2023	$11,275	$10,780	$11,109	$10,848
11/30/2024	$12,054	$11,521	$11,946	$11,653
11/30/2025	$12,719	$12,178	$12,666	$12,321

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.52%	0.07%	2.43%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Bloomberg US Universal Index	6.03%	0.14%	2.39%
Lipper Core Bond Funds Average	5.73%	(0.14)%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 15,296,135,284
Holdings Count | Holding	1,081
Advisory Fees Paid, Amount	$ 39,917,950
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,296,135,284 Number of Investments1,081 Portfolio Turnover45% Total Advisory Fees Paid$39,917,950
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.0%
Emerging Markets Core Fund	2.5%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	7.1%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	20.1%
Corporate Bonds	23.4%
U.S. Treasuries	34.3%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund. The other members of the management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation